Arbitrage Fund	Portfolio of Investments
August 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 81.69%
Apparel - 2.36%
Capri Holdings Ltd.(a)(b)	474,000	$24,880,260

Banks - 2.38%
First Horizon Corp.	1,029,513	12,920,388
PacWest Bancorp(b)	1,523,463	12,111,531
		25,031,919
Biotechnology - 9.71%
Abcam PLC, ADR(a)(b)	937,000	21,194,940
Horizon Therapeutics PLC(a)(c)	473,188	53,347,215
Seagen, Inc.(a)(b)	110,880	22,849,041
Swedish Orphan Biovitrum AB(a)	257,271	4,972,238
		102,363,434
Chemicals - 0.81%
Rogers Corp.(a)	58,819	8,499,934

Commercial Services - 2.81%
Applus Services SA	350,026	3,598,142
Caverion Oyj	1,752,280	16,530,746
Moneylion, Inc.(a)(d)	82,977	1,857,025
Network International Holdings PLC(a)(e)	1,091,041	5,362,665
RB Global, Inc.	36,215	2,235,190
		29,583,768
Computers & Computer Services - 0.90%
Ordina NV	1,530,246	9,524,514

Distribution/Wholesale - 0.19%
Veritiv Corp.	11,902	2,003,464

Diversified Financial Services - 1.23%
Numis Corp. PLC	1,386,619	5,866,937
Sculptor Capital Management, Inc.(b)	612,000	7,111,440
		12,978,377
Electric - 3.70%
PNM Resources, Inc.(b)	879,194	38,957,086

Electronics - 2.84%
National Instruments Corp.(b)	502,760	29,964,496

Energy - Alternate Sources - 0.67%
Opdenergy Holdings SA(a)	1,125,274	7,016,101

Environmental Control - 1.93%
Heritage-Crystal Clean, Inc.(a)	450,000	20,295,000

Food - 1.22%
Albertsons Cos., Inc., Class A(b)	575,928	12,900,787

Food Service - 1.00%
Sovos Brands, Inc.(a)(b)	472,090	10,574,816

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 81.69% (Continued)
Healthcare - Products - 0.38%
Globus Medical, Inc., Class A(a)	74,750	$4,043,975

Healthcare - Services - 3.12%
Amedisys, Inc.(a)	109,866	10,299,937
Syneos Health, Inc.(a)(b)	527,215	22,527,897
		32,827,834
Insurance - 1.29%
American Equity Investment Life Holding Co.(a)(b)	203,228	10,909,279
TOWER Ltd.	7,208,016	2,686,338
		13,595,617
Investment Company Security - 0.51%
Gresham House PLC	404,000	5,424,942

Iron/Steel - 0.33%
Kloeckner & Co. SE	333,155	3,489,741

Machinery - Diversified - 2.34%
CIRCOR International, Inc.(a)	443,630	24,705,755

Media - 4.01%
TEGNA, Inc.(b)	2,554,217	42,221,207

Oil & Gas - 4.60%
Baytex Energy Corp.(a)	211,967	862,706
Denbury, Inc.(a)(b)	383,000	35,075,140
Earthstone Energy, Inc., Class A(a)(b)	615,232	12,538,428
		48,476,274
Pharmaceuticals - 3.51%
Dechra Pharmaceuticals PLC	286,734	13,824,703
Reata Pharmaceuticals, Inc., Class A(a)	137,353	23,212,657
		37,037,360
Pipelines - 1.26%
Holly Energy Partners LP	243,000	5,175,900
Magellan Midstream Partners LP	121,687	8,082,451
		13,258,351
Real Estate Investment Trusts - 1.05%
Bluerock Homes Trust, Inc.(a)	38,628	537,315
RPT Realty(b)	925,000	10,489,500
		11,026,815
Retail - 1.03%
Fiesta Restaurant Group, Inc.(a)	640,000	5,382,400
Lookers PLC	3,361,358	5,493,034
		10,875,434
Semiconductors - 3.29%
Broadcom, Inc.	12,600	11,628,414
Magnachip Semiconductor Corp.(a)	411,831	3,385,251

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 81.69% (Continued)
Semiconductors - 3.29% (Continued)
Silicon Motion Technology Corp., ADR(b)	361,624	$19,639,799
		34,653,464
Software - 23.22%
Activision Blizzard, Inc.	819,477	75,383,689
Avid Technology, Inc.(a)	604,000	16,102,640
EMIS Group PLC	280,351	6,797,542
ESI Group(a)	37,400	6,042,652
Kahoot! ASA(a)	2,783,744	9,033,284
New Relic, Inc.(a)(b)	298,000	25,362,780
SimCorp AS	231,445	24,632,555
Software AG	220,161	7,591,668
SUSE SA(a)	382,000	6,441,151
VMware, Inc., Class A(a)(b)	398,878	67,322,629
		244,710,590
Telecommunications - 0.00%
GCI Liberty, Inc.(a)(f)	660,966	—

TOTAL COMMON STOCKS
(Cost $880,521,447)		860,921,315

RIGHTS(a) - 0.60%
Bristol-Myers Squibb Co. CVR(d)	857,631	857,631
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(d)(f)	1,669,338	647,035
Contra Abiomed, Inc. CVR, Expires 12/31/2030(d)	163,650	286,388
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024(d)(f)	1,150,652	81,811
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(d)(f)	1,150,652	81,696
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(d)(f)	313,065	705,555
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(d)(f)	2,355,440	39,100
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(d)(f)	2,355,440	58,650
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(d)(f)	339,795	1,092,543
Contra Resolute Forest Products, Inc. CVR, Expires 6/30/2024(d)(f)	803,806	1,196,787
Flexion Therapy CVR, Expires 12/31/2030(d)(f)	1,411,000	1,036,944
Swedish Orphan Biovitrum AB CVR, Expires 09/14/2023	257,271	232,398

TOTAL RIGHTS
(Cost $5,955,302)		6,316,538

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.46%
Healthcare - Services - 0.27%
UpHealth, Inc.(e)	06/15/2026	6.250%	$1,275,000	$510,000
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(e)	12/15/2025	14.300%	2,928,000	2,327,760
				2,837,760
Software - 0.19%
Kaleyra, Inc.(e)	06/01/2026	6.125%	2,073,000	2,022,583

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $6,276,000)				4,860,343

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Shares	Value
MUTUAL FUNDS(g) - 7.11%
Water Island Event-Driven Fund	6,605,365	$74,904,842

TOTAL MUTUAL FUNDS
(Cost $60,632,644)		74,904,842

PRIVATE INVESTMENTS(a)(d)(f)(h) - 0.02%
Fast Capital LLC	290,700	223,839

TOTAL PRIVATE INVESTMENTS
(Cost $300,786)		223,839

WARRANTS(a) - 0.00%(i)
Commercial Services - 0.00%(i)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	290,320	17,274

TOTAL WARRANTS
(Cost $0)		17,274

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.02%
Call Options Purchased - 0.02%
Hersha Hospitality Trust
	10/2023	$10.00	$2,638,634	2,687	$20,152
	11/2023	10.00	2,638,634	2,687	20,153
iRobot Corp.	09/2023	55.00	2,189,507	563	0
MaxLinear, Inc.	09/2023	30.00	3,564,950	1,517	11,378
Permian Resources Corp.	09/2023	15.00	11,702,754	8,253	103,162

TOTAL CALL OPTIONS PURCHASED
(Cost $425,371)					154,845

Put Options Purchased - 0.00%(i)
Horizon Therapeutics PLC	09/2023	85.00	7,429,566	659	6,590

TOTAL PUT OPTIONS PURCHASED
(Cost $111,067)					6,590

TOTAL PURCHASED OPTIONS
(Cost $536,438)					161,435

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 12.61%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.250	%(j)	$66,447,974	$66,447,974
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.393	%(j)	66,447,975	66,447,975
				132,895,949

TOTAL SHORT-TERM INVESTMENTS
(Cost $132,895,949)				132,895,949

Total Investments - 102.51%
(Cost $1,087,118,566)				1,080,301,535

Liabilities in Excess of Other Assets - (2.51)%(k)				(26,444,891)

NET ASSETS - 100.00%				$1,053,856,644

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At August 31, 2023, the aggregate fair market value of those securities was $240,590,000, representing 22.83% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,165,004 or 0.77% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$1,185,787
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	617,655
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	166,923
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024	11/23/2021	69,039
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025	11/23/2021	69,039
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	673,090
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	58,886
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	58,886
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,039,773
Contra Resolute Forest Products, Inc. CVR, Expires 6/30/2024	03/01/2023	1,141,404
Fast Capital LLC	08/18/2020	300,786
Flexion Therapy CVR, Expires 12/31/2030	11/22/2021	874,820
Moneylion, Inc.	06/19/2020	17,080,390
Total		$23,336,478

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2023, these securities had a total value of $10,223,008 or 0.97% of net assets.
(f)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2023, the total fair market value of these securities was $5,163,960, representing 0.49% of net assets.
(g)	Affiliated investment.
(h)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(i)	Less than 0.005% of net assets.
(j)	Rate shown is the 7-day effective yield as of August 31, 2023.
(k)	Includes cash held as collateral for short sales.

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (5.48%)
Healthcare - Products - (0.08%)
NuVasive, Inc.	(22,425)	$(891,394)

Home Furnishings - (0.18%)
iRobot Corp.	(49,957)	(1,942,828)

Oil & Gas - (1.60%)
HF Sinclair Corp.	(76,545)	(4,216,864)
Permian Resources Corp.	(889,640)	(12,615,095)
		(16,831,959)
Real Estate Investment Trusts - (1.01%)
Kimco Realty Corp.	(559,533)	(10,597,555)

Savings & Loans - (1.19%)
Banc of California, Inc.	(1,001,854)	(12,553,230)

Semiconductors - (1.42%)
Broadcom, Inc.	(12,600)	(11,628,414)
MaxLinear, Inc.	(140,109)	(3,292,562)
		(14,920,976)
TOTAL SECURITIES SOLD SHORT
(Proceeds $58,990,621)		$(57,737,942)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	ONEOK, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	10/31/2024	$—	$—	$189,926	USD	5,481,884	$189,926

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	10/31/2024	$—	$—	$(1,113,151)	USD	34,658,896	$(1,113,151)
Morgan Stanley & Co./ Upon Termination	Brookfield Asset Management Ltd.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	10/31/2024	—	—	(67,107)	USD	1,689,380	(67,107)
Morgan Stanley & Co./ Upon Termination	Broadcom, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	10/31/2024	—	—	(19,716,637)	USD	26,665,969	(19,716,637)
						$(20,896,895)			$(20,896,895)

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	9,930,524	CAD	13,209,100	Morgan Stanley & Co.	09/15/2023	$152,736
USD	8,484,695	DKK	57,545,400	Morgan Stanley & Co.	09/15/2023	107,355
USD	31,903,849	EUR	28,960,700	Morgan Stanley & Co.	09/15/2023	485,568
USD	23,215,864	GBP	18,051,000	Morgan Stanley & Co.	09/15/2023	347,744
USD	9,645,858	NOK	97,333,500	Morgan Stanley & Co.	09/15/2023	487,594
NZD	144,200	USD	85,416	Morgan Stanley & Co.	09/15/2023	572
USD	3,199,234	NZD	5,225,900	Morgan Stanley & Co.	09/15/2023	82,969
SEK	900,500	USD	82,011	Morgan Stanley & Co.	09/15/2023	277
USD	6,485,252	SEK	69,617,600	Morgan Stanley & Co.	09/15/2023	123,510
						$1,788,325

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	13,209,100	USD	9,893,322	Morgan Stanley & Co.	09/15/2023	$(115,534)
USD	16,349,224	DKK	112,566,700	Morgan Stanley & Co.	09/15/2023	(38,003)
EUR	16,913,300	USD	18,577,459	Morgan Stanley & Co.	09/15/2023	(228,911)
USD	47,449,206	EUR	43,905,200	Morgan Stanley & Co.	09/15/2023	(181,751)
GBP	2,438,000	USD	3,135,056	Morgan Stanley & Co.	09/15/2023	(46,447)
USD	23,715,242	GBP	18,896,400	Morgan Stanley & Co.	09/15/2023	(223,884)
NOK	84,748,700	USD	8,446,945	Morgan Stanley & Co.	09/15/2023	(472,803)
USD	7,880,432	NOK	84,846,200	Morgan Stanley & Co.	09/15/2023	(102,883)
NZD	612,700	USD	379,444	Morgan Stanley & Co.	09/15/2023	(14,084)
USD	42,554	NZD	72,100	Morgan Stanley & Co.	09/15/2023	(440)
SEK	13,481,100	USD	1,267,927	Morgan Stanley & Co.	09/15/2023	(36,007)
USD	106,918	SEK	1,183,500	Morgan Stanley & Co.	09/15/2023	(1,232)
						$(1,461,979)

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	77.21%
United Kingdom	6.07%
Ireland	5.06%
British Virgin Islands	2.36%
Denmark	2.34%
Cayman Islands	1.87%
Finland	1.57%
Germany	1.05%
Spain	1.01%
Netherlands	0.90%
Norway	0.86%
Luxembourg	0.61%
France	0.57%
Sweden	0.49%
Canada	0.29%
New Zealand	0.25%
Liabilities in Excess of Other Assets	(2.51)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is a Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

DKK - Danish krone

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Summary of affiliated issuer transactions for the period ended August 31, 2023:

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of August 31, 2023	Shares as of August 31, 2023	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund	$71,734,267	$-	$-	$-	$3,170,575	$74,904,842	6,605,365	$-	$-

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

The following table summarizes the Arbitrage Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of August 31, 2023:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Apparel	$24,880,260	$—	$—	$24,880,260
Banks	25,031,919	—	—	25,031,919
Biotechnology	102,363,434	—	—	102,363,434
Chemicals	8,499,934	—	—	8,499,934
Commercial Services	29,583,768	—	—	29,583,768
Computers & Computer Services	9,524,514	—	—	9,524,514
Distribution/Wholesale	2,003,464	—	—	2,003,464
Diversified Financial Services	12,978,377	—	—	12,978,377
Electric	38,957,086	—	—	38,957,086
Electronics	29,964,496	—	—	29,964,496
Energy - Alternate Sources	7,016,101	—	—	7,016,101
Environmental Control	20,295,000	—	—	20,295,000
Food	12,900,787	—	—	12,900,787
Food Service	10,574,816	—	—	10,574,816
Healthcare - Products	4,043,975	—	—	4,043,975
Healthcare - Services	32,827,834	—	—	32,827,834
Insurance	13,595,617	—	—	13,595,617
Investment Company Security	5,424,942	—	—	5,424,942
Iron/Steel	3,489,741	—	—	3,489,741
Machinery - Diversified	24,705,755	—	—	24,705,755
Media	42,221,207	—	—	42,221,207
Oil & Gas	48,476,274	—	—	48,476,274
Pharmaceuticals	37,037,360	—	—	37,037,360
Pipelines	13,258,351	—	—	13,258,351
Real Estate Investment Trusts	11,026,815	—	—	11,026,815
Retail	10,875,434	—	—	10,875,434
Semiconductors	34,653,464	—	—	34,653,464
Software	244,710,590	—	—	244,710,590
Telecommunications	—	—	0	0
Rights	232,398	1,144,019	4,940,121	6,316,538
Convertible Corporate Bonds*	—	4,860,343	—	4,860,343
Mutual Funds	74,904,842	—	—	74,904,842
Private Investments	—	—	223,839	223,839
Warrants*	17,274	—	—	17,274
Purchased Options	161,435	—	—	161,435
Short-Term Investments	132,895,949	—	—	132,895,949
TOTAL	$1,069,133,213	$6,004,362	$5,163,960	$1,080,301,535

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,788,325	$—	$1,788,325
Equity Swaps	189,926	—	—	189,926
Liabilities
Common Stocks*	(57,737,942)	—	—	(57,737,942)
Forward Foreign Currency Exchange Contracts	—	(1,461,979)	—	(1,461,979)
Equity Swaps	(20,896,895)	—	—	(20,896,895)
TOTAL	$(78,444,911)	$326,346	$—	$(78,118,565)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2023:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2023	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2023
Common Stocks	$82,025,339	$3,323,372	$(3,323,473)	$-	$(82,025,238)	$-	$-	$-	$-
Rights	4,823,685	-	116,436	-	-	-	-	4,940,121	116,436
Private Investments	581,400	-	(357,561)	-	-	-	-	223,839	(357,561)
Total	$87,430,424	$3,323,372	$(3,564,598)	$-	$(82,025,238)	$-	$-	$5,163,960	$(241,125)

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 85.37%
Apparel - 2.71%
Capri Holdings Ltd.(a)(b)	57,746	$3,031,087

Banks - 3.19%
First Horizon Corp.	115,970	1,455,423
PacWest Bancorp	265,081	2,107,394
		3,562,817
Biotechnology - 10.62%
Abcam PLC, ADR(a)	102,101	2,309,525
Horizon Therapeutics PLC(a)(c)	54,116	6,101,038
Seagen, Inc.(a)(b)	13,897	2,863,755
Swedish Orphan Biovitrum AB(a)	31,025	599,615
		11,873,933
Chemicals - 0.76%
Rogers Corp.(a)	5,910	854,054

Commercial Services - 3.54%
Applus Services SA	44,556	458,020
Caverion Oyj	251,274	2,370,481
Moneylion, Inc.(a)(d)	8,781	196,516
Network International Holdings PLC(a)(e)	135,085	663,967
RB Global, Inc.	4,275	263,853
		3,952,837
Computers & Computer Services - 0.80%
Ordina NV	142,855	889,154

Electric - 3.97%
PNM Resources, Inc.(b)	100,132	4,436,849

Electronics - 3.03%
National Instruments Corp.(b)	56,861	3,388,916

Entertainment - 0.13%
Cineplex, Inc.(a)	23,133	146,208

Food - 1.13%
Albertsons Cos., Inc., Class A(b)	56,581	1,267,414

Food Service - 1.50%
Sovos Brands, Inc.(a)	74,831	1,676,214

Healthcare - Products - 0.41%
Globus Medical, Inc., Class A(a)	8,537	461,852

Healthcare - Services - 5.16%
Amedisys, Inc.(a)	13,941	1,306,969
Syneos Health, Inc.(a)	104,385	4,460,371
		5,767,340
Insurance - 1.62%
American Equity Investment Life Holding Co.(a)(b)	26,461	1,420,427

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 85.37% (Continued)
Insurance - 1.62% (Continued)
Hartford Financial Services Group, Inc.	5,355	$384,596
		1,805,023
Internet - 0.10%
Just Eat Takeaway.com NV(a)(e)	7,623	107,475

Iron/Steel - 0.30%
Kloeckner & Co. SE	32,369	339,060

Machinery - Diversified - 2.93%
CIRCOR International, Inc.(a)(b)	58,704	3,269,226

Media - 3.53%
TEGNA, Inc.(b)	238,865	3,948,438

Oil & Gas - 4.07%
Baytex Energy Corp.(a)	38,315	155,942
Denbury, Inc.(a)(b)	48,004	4,396,206
		4,552,148
Pharmaceuticals - 5.45%
Bayer AG	9,665	529,672
Dechra Pharmaceuticals PLC	34,831	1,679,355
Reata Pharmaceuticals, Inc., Class A(a)	22,958	3,879,902
		6,088,929
Pipelines - 2.34%
Holly Energy Partners LP	76,390	1,627,107
Magellan Midstream Partners LP	14,792	982,485
		2,609,592
Real Estate Investment Trusts - 0.99%
RPT Realty	97,698	1,107,895

Retail - 0.62%
Lookers PLC	425,665	695,609

Semiconductors - 2.43%
Broadcom, Inc.	416	383,922
Magnachip Semiconductor Corp.(a)	37,044	304,502
Silicon Motion Technology Corp., ADR(b)	37,426	2,032,606
		2,721,030
Software - 24.04%
Activision Blizzard, Inc.(b)	85,927	7,904,425
Alfa Financial Software Holdings PLC(e)	105,229	202,622
Avid Technology, Inc.(a)	89,404	2,383,511
EMIS Group PLC	35,420	858,813
Kahoot! ASA(a)	444,706	1,443,077
New Relic, Inc.(a)(b)	28,366	2,414,230
Sciplay Corp., Class A(a)	19,383	439,994
SimCorp AS	30,326	3,227,578
Software AG(a)	26,029	897,541
Tabula Rasa HealthCare, Inc.(a)	42,131	432,685

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 85.37% (Continued)
Software - 24.04% (Continued)
VMware, Inc., Class A(a)(b)	39,503	$6,667,316
		26,871,792
TOTAL COMMON STOCKS
(Cost $97,379,369)		95,424,892

RIGHTS(a) - 0.44%
Bristol-Myers Squibb Co. CVR(d)	67,803	67,803
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(d)(f)	154,954	60,060
Contra Abiomed, Inc. CVR, Expires 12/31/2030(d)	13,890	24,307
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(d)(f)	34,047	76,732
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(d)(f)	204,285	3,391
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(d)(f)	204,285	5,087
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(d)(f)	39,632	127,429
Contra Resolute Forest Products, Inc. CVR, Expires 6/30/2024(d)(f)	68,936	102,639
Swedish Orphan Biovitrum AB CVR, Expires 09/14/2023	31,025	28,025

TOTAL RIGHTS
(Cost $484,860)		495,473

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 3.07%
Chemicals - 0.68%
Valvoline, Inc.(e)	02/15/2030	4.250%	$777,000	$763,738

Computers & Computer Services - 0.78%
NCR Corp.(e)	09/01/2029	6.125%	847,000	872,354

Oil & Gas - 1.61%
PDC Energy, Inc.	05/15/2026	5.750%	1,802,000	1,797,495

TOTAL CORPORATE BONDS
(Cost $3,431,222)				3,433,587

CONVERTIBLE CORPORATE BONDS - 1.77%
Entertainment - 0.25%
Cineplex, Inc.(e)	09/30/2025	5.750%	392,000	281,612

Healthcare - Services - 0.32%
UpHealth, Inc.(e)	06/15/2026	6.250%	217,000	86,800
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(e)	12/15/2025	14.300%	342,000	271,890
				358,690
Pharmaceuticals - 0.90%
Paratek Pharmaceuticals, Inc.	05/01/2024	4.750%	1,022,000	999,005

Software - 0.30%
Kaleyra, Inc.(e)	06/01/2026	6.125%	344,000	335,634

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $2,199,252)				1,974,941

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Shares	Value
WARRANTS(a) - 0.00%(g)
Commercial Services - 0.00%(g)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	22,640	$1,347

TOTAL WARRANTS
(Cost $0)		1,347

PRIVATE INVESTMENTS(a)(d)(f)(h) - 0.02%
Fast Capital LLC	22,800	17,556

TOTAL PRIVATE INVESTMENTS
(Cost $23,591)		17,556

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.00%(g)
Call Options Purchased - 0.00%(g)
iRobot Corp.	09/2023	$55.00	$213,895	55	$0
MaxLinear, Inc.	09/2023	30.00	357,200	152	1,140

TOTAL CALL OPTIONS PURCHASED
(Cost $30,991)					1,140

Put Options Purchased - 0.00%(g)
Horizon Therapeutics PLC	09/2023	85.00	823,002	73	730

TOTAL PURCHASED OPTIONS
(Cost $43,294)					1,870

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 13.88%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.250	%(i)	7,756,958	$7,756,958
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.393	%(i)	7,756,957	7,756,957
				15,513,915
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,513,915)				15,513,915

Total Investments - 104.55%
(Cost $119,075,503)				116,863,581

Liabilities in Excess of Other Assets - (4.55)%(j)				(5,090,007)

NET ASSETS - 100.00%				$111,773,574

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At August 31, 2023, the aggregate fair market value of those securities was $27,041,020, representing 24.19% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $681,520 or 0.61% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$110,781
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	57,333
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	14,168
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	73,201
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	5,107
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	5,107
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	121,274
Contra Resolute Forest Products, Inc. CVR, Expires 6/30/2024	03/01/2023	97,889
Fast Capital LLC	08/18/2020	23,591
Moneylion, Inc.	06/19/2020	1,926,135
Total		$2,434,586

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2023, these securities had a total value of $3,586,092 or 3.21% of net assets.
(f)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2023, the total fair market value of these securities was $392,894, representing 0.35% of net assets.
(g)	Less than 0.005% of net assets.
(h)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(i)	Rate shown is the 7-day effective yield as of August 31, 2023.
(j)	Includes cash held as collateral for short sales.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (5.09%)
Entertainment - (0.02%)
Cineplex, Inc.	(3,228)	$(20,402)

Healthcare - Products - (0.09%)
NuVasive, Inc.	(2,561)	(101,800)

Home Furnishings - (0.18%)
iRobot Corp.	(5,170)	(201,062)

Oil & Gas - (1.19%)
HF Sinclair Corp.	(24,200)	(1,333,178)

Real Estate Investment Trusts - (1.00%)
Kimco Realty Corp.	(59,097)	(1,119,297)

Savings & Loans - (1.96%)
Banc of California, Inc.	(174,272)	(2,183,628)

Semiconductors - (0.65%)
Broadcom, Inc.	(416)	(383,922)
MaxLinear, Inc.	(14,500)	(340,750)
		(724,672)
TOTAL SECURITIES SOLD SHORT
(Proceeds $6,020,906)		$(5,684,039)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	ONEOK, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	10/31/2024	$—	$—	$23,086	USD	666,350	$23,086

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	10/31/2024	$—	$—	$(139,518)	USD	4,343,997	$(139,518)
Morgan Stanley & Co./ Upon Termination	Brookfield Asset Management Ltd.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	10/31/2024	—	—	(8,737)	USD	219,949	(8,737)
Morgan Stanley & Co./ Upon Termination	Broadcom, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	10/31/2024	—	—	(1,741,007)	USD	2,852,216	(1,741,007)
						$(1,889,262)			$(1,889,262)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	31,300	USD	23,112	Morgan Stanley & Co.	09/15/2023	$57
USD	1,646,174	CAD	2,192,100	Morgan Stanley & Co.	09/15/2023	23,514
USD	1,424,296	DKK	9,663,000	Morgan Stanley & Co.	09/15/2023	17,576
USD	1,839,342	EUR	1,676,600	Morgan Stanley & Co.	09/15/2023	20,468
GBP	67,200	USD	85,092	Morgan Stanley & Co.	09/15/2023	41
USD	2,627,332	GBP	2,054,700	Morgan Stanley & Co.	09/15/2023	24,311
USD	1,139,027	NOK	12,062,700	Morgan Stanley & Co.	09/15/2023	4,028
SEK	108,600	USD	9,891	Morgan Stanley & Co.	09/15/2023	33
USD	782,084	SEK	8,395,500	Morgan Stanley & Co.	09/15/2023	14,894
						$104,922

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	1,620,000	USD	1,212,906	Morgan Stanley & Co.	09/15/2023	$(13,734)
USD	1,834,063	DKK	12,626,600	Morgan Stanley & Co.	09/15/2023	(4,091)
EUR	2,270,000	USD	2,492,858	Morgan Stanley & Co.	09/15/2023	(30,228)
USD	6,231,397	EUR	5,765,400	Morgan Stanley & Co.	09/15/2023	(23,251)
GBP	125,600	USD	160,857	Morgan Stanley & Co.	09/15/2023	(1,738)
USD	1,866,633	GBP	1,486,500	Morgan Stanley & Co.	09/15/2023	(16,557)
USD	328,154	NOK	3,502,000	Morgan Stanley & Co.	09/15/2023	(1,355)
SEK	1,625,800	USD	152,910	Morgan Stanley & Co.	09/15/2023	(4,342)
USD	12,892	SEK	142,700	Morgan Stanley & Co.	09/15/2023	(149)
						$(95,445)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	78.31%
United Kingdom	5.73%
Ireland	5.46%
Denmark	2.89%
British Virgin Islands	2.71%
Finland	2.12%
Cayman Islands	1.82%
Germany	1.58%
Norway	1.29%
Netherlands	0.90%
Canada	0.76%
Sweden	0.57%
Spain	0.41%
Liabilities in Excess of Other Assets	(4.55)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is a Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

DKK - Danish krone

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

The following table summarizes the Water Island Event-Driven Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of August 31, 2023:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$95,424,892	$—	$—	$95,424,892
Rights	28,025	92,110	375,338	495,473
Corporate Bonds*	—	3,433,587	—	3,433,587
Convertible Corporate Bonds*	—	1,974,941	—	1,974,941
Warrants*	1,347	—	—	1,347
Private Investments	—	—	17,556	17,556
Purchased Options	1,870	—	—	1,870
Short-Term Investments	15,513,915	—	—	15,513,915
TOTAL	$110,970,049	$5,500,638	$392,894	$116,863,581

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$104,922	$—	$104,922
Equity Swaps	23,086	—	—	23,086
Liabilities
Common Stocks*	(5,684,039)	—	—	(5,684,039)
Forward Foreign Currency Exchange Contracts	—	(95,445)	—	(95,445)
Equity Swaps	(1,889,262)	—	—	(1,889,262)
TOTAL	$(7,550,215)	$9,477	$—	$(7,540,738)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2023:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2023	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2023
Common Stocks	$6,889,128	$285,151	$(285,251)	$-	$(6,889,028)	$-	$-	$-	$-
Rights	366,494	-	8,844	-	-	-	-	375,338	8,844
Private Investments	45,600	-	(28,044)	-	-	-	-	17,556	(28,044)
Total	$7,301,222	$285,151	$(304,451)	$-	$(6,889,028)	$-	$-	$392,894	$(19,200)

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2023 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 4.17%
Commercial Services - 2.49%
Verscend Holding Corp., 2021 Term Loan B, Variable Rate, (1 mo. SOFR plus 4.00%)	08/27/2025	9.446%	$2,984,772	$2,987,965
Internet - 1.68%
Imperva, Inc., 1st Lien Term Loan, TBD(a)	01/12/2026	0.000%	2,000,000	2,007,710

TOTAL BANK LOANS
(Cost $4,994,734)				4,995,675

CORPORATE BONDS - 64.45%
Aerospace & Defense - 2.21%
Howmet Aerospace, Inc.	10/01/2024	5.125%	1,498,000	1,482,983
TransDigm, Inc.(b)	03/15/2026	6.250%	1,180,000	1,168,754
				2,651,737
Apparel - 2.05%
Michael Kors USA, Inc.(b)	11/01/2024	4.250%	2,500,000	2,455,950
Auto Manufacturers - 4.35%
Ford Motor Credit Co. LLC
	03/18/2024	5.584%	1,915,000	1,905,131
	09/08/2024	3.664%	3,400,000	3,298,031
				5,203,162
Banks - 3.22%
PNC Financial Services Group, Inc.	04/29/2024	3.900%	3,000,000	2,955,586
Truist Financial Corp., Variable Rate, (3 mo. USD LIBOR plus 0.65%)	03/15/2028	6.202%	1,000,000	905,178
				3,860,764
Chemicals - 2.76%
Valvoline, Inc.(b)(c)	02/15/2030	4.250%	3,365,000	3,307,567
Commercial Services - 3.32%
Triton Container International Ltd.(b)(c)	06/07/2024	1.150%	4,000,000	3,821,768
Verscend Escrow Corp.(b)(c)	08/15/2026	9.750%	150,000	149,227
				3,970,995
Computers & Computer Services - 1.73%
NCR Corp.(b)(c)	09/01/2029	6.125%	2,008,000	2,068,107
Electrical Components & Equipment - 0.73%
WESCO Distribution, Inc.(b)(c)	06/15/2025	7.125%	870,000	873,843
Entertainment - 7.61%
Caesars Entertainment, Inc.(b)	07/01/2025	6.250%	4,053,000	4,021,538
International Game Technology PLC(b)(c)	02/15/2025	6.500%	1,000,000	1,000,888
SeaWorld Parks & Entertainment, Inc.(b)	05/01/2025	8.750%	4,000,000	4,090,000
				9,112,426
Food - 5.26%
Chobani LLC / Chobani Finance Corp., Inc.(b)(c)	04/15/2025	7.500%	3,549,000	3,540,132

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 64.45% (Continued)
Food - 5.26% (Continued)
U.S. Foods, Inc.(b)(c)	04/15/2025	6.250%	$2,750,000	$2,757,200
				6,297,332
Healthcare - Services - 2.08%
Syneos Health, Inc.(b)	01/15/2029	3.625%	2,500,000	2,493,750
Internet - 6.16%
Gen Digital, Inc.(b)(c)	04/15/2025	5.000%	1,407,000	1,379,268
Getty Images, Inc.(b)(c)	03/01/2027	9.750%	6,000,000	5,990,158
				7,369,426
Leisure Time - 0.88%
Carnival Corp.(b)	08/01/2027	9.875%	1,000,000	1,057,018
Media - 0.92%
Cengage Learning, Inc.(b)	06/15/2024	9.500%	87,000	87,331
DISH Network Corp.(b)	11/15/2027	11.750%	1,000,000	1,014,641
				1,101,972
Miscellaneous Manufacturing - 1.22%
Hillenbrand, Inc.(c)	06/15/2025	5.750%	1,475,000	1,465,781
Office/Business Equip - 2.20%
Xerox Holdings Corp.(b)	08/15/2025	5.000%	2,762,000	2,634,093
Oil & Gas - 4.34%
Occidental Petroleum Corp.	09/01/2025	5.875%	30,000	29,931
PDC Energy, Inc.	05/15/2026	5.750%	5,180,000	5,167,050
				5,196,981
Packaging & Containers - 3.25%
Ball Corp.	11/15/2023	4.000%	2,957,000	2,940,503
LABL, Inc.(b)	07/15/2026	6.750%	972,000	950,064
				3,890,567
Pharmaceuticals - 1.45%
Horizon Therapeutics USA, Inc.(b)	08/01/2027	5.500%	1,700,000	1,736,277
Retail - 1.27%
Dave & Buster's, Inc.(b)(c)	11/01/2025	7.625%	1,500,000	1,514,893
Software - 3.05%
ACI Worldwide, Inc.(b)(c)	08/15/2026	5.750%	600,000	586,937
Boxer Parent Co., Inc.(b)	10/02/2025	7.125%	1,715,000	1,717,144
Fidelity National Information Services, Inc.	03/01/2024	0.600%	640,000	623,579
PTC, Inc.(b)(c)	02/15/2025	3.625%	750,000	723,849
				3,651,509
Telecommunications - 4.39%
Altice France Holding SA(b)(c)	05/15/2027	10.500%	5,050,000	2,740,130

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 64.45% (Continued)
Telecommunications - 4.39% (Continued)
Sprint LLC	06/15/2024	7.125%	$2,500,000	$2,519,830
				5,259,960

TOTAL CORPORATE BONDS
(Cost $79,858,418)				77,174,110

CONVERTIBLE CORPORATE BONDS - 18.63%
Aerospace & Defense - 2.40%
Kaman Corp.(c)	05/01/2024	3.250%	3,000,000	2,877,000
Auto Manufacturers - 0.36%
Lightning eMotors, Inc.(b)	05/15/2024	7.500%	973,000	428,120
Commercial Services - 1.54%
Block, Inc.(c)	03/01/2025	0.125%	2,000,000	1,847,000
Diversified Financial Services - 1.24%
WisdomTree, Inc.	06/15/2026	3.250%	1,500,000	1,488,000
Entertainment - 0.34%
Cineplex, Inc.(b)	09/30/2025	5.750%	567,000	407,332
Healthcare - Services - 0.75%
UpHealth, Inc.(b)	06/15/2026	6.250%	689,000	275,600
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(b)	12/15/2025	14.300%	783,000	622,485
				898,085
Internet - 2.49%
Spotify USA, Inc.(d)	03/15/2026	0.000%	3,500,000	2,985,500
Pharmaceuticals - 1.84%
Paratek Pharmaceuticals, Inc.	05/01/2024	4.750%	2,250,000	2,199,375
Real Estate - 1.65%
Radius Global Infrastructure, Inc.(b)	09/15/2026	2.500%	2,000,000	1,971,250
Software - 6.02%
BlackLine, Inc.(d)	03/15/2026	0.000%	2,000,000	1,722,500
Kaleyra, Inc.(b)(c)	06/01/2026	6.125%	1,336,000	1,303,507
RingCentral, Inc.(c)(d)	03/01/2025	0.000%	3,105,000	2,883,769
Verint Systems, Inc.(c)	04/15/2026	0.250%	1,500,000	1,290,741
				7,200,517

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $24,599,430)				22,302,179

	Shares	Value
WARRANTS(e) - 0.00%(f)
Auto Manufacturers - 0.00%(f)
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(g)	53,913	$836

TOTAL WARRANTS
(Cost $0)		$836

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(e) - 0.10%
Call Options Purchased - 0.09%
Caesars Entertainment, Inc.	09/2023	$60.00	$1,934,100	350	$8,750
Dave & Buster's Entertainment, Inc.	09/2023	50.00	365,211	93	930
Gen Digital, Inc.	09/2023	20.00	607,500	300	15,000
Howmet Aerospace, Inc.	10/2023	50.00	2,250,885	455	62,562
Xerox Holdings Corp.	10/2023	17.00	1,112,300	700	17,500

TOTAL CALL OPTIONS PURCHASED
(Cost $229,351)					104,742

Put Options Purchased - 0.01%
Ford Motor Co.	11/2023	10.00	606,500	500	7,000
International Game Technology PLC	10/2023	25.00	112,070	35	350
iShares iBoxx High Yield Corporate Bond ETF	09/2023	72.00	7,528,000	1,000	4,000

TOTAL PUT OPTIONS PURCHASED
(Cost $55,478)					11,350

TOTAL PURCHASED OPTIONS
(Cost $284,829)					116,092

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 14.53%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.250	%(h)	8,697,145	$8,697,145
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.393	%(h)	8,697,145	8,697,145
				17,394,290

TOTAL SHORT-TERM INVESTMENTS
(Cost $17,394,290)				17,394,290

Total Investments - 101.88%
(Cost $127,131,701)				121,983,182

Liabilities in Excess of Other Assets - (1.88)%(i)				(2,249,120)

NET ASSETS - 100.00%				$119,734,062

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

Portfolio Footnotes

(a)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2023, these securities had a total value of $58,888,821 or 49.18% of net assets.
(c)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2023, the aggregate fair market value of those securities was $40,527,133, representing 33.85% of net assets.
(d)	Represents a zero coupon bond.
(e)	Non-income-producing security.
(f)	Less than 0.005% of net assets.
(g)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $836 or 0.0% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	$—
Total		$—

(h)	Rate shown is the 7-day effective yield as of August 31, 2023.
(i)	Includes cash held as collateral for short sales and written option contracts.

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (2.59%)
Aerospace & Defense - (0.04%)
Kaman Corp.	(1,800)	$(40,374)
Commercial Services - (0.28%)
Block, Inc.	(5,700)	(328,605)
Diversified Financial Services - (0.24%)
WisdomTree, Inc.	(39,400)	(287,620)
Entertainment - (0.50%)
Caesars Entertainment, Inc.	(7,600)	(419,976)
Cineplex, Inc.	(28,000)	(176,969)
		(596,945)
Internet - (0.47%)
Gen Digital, Inc.	(21,900)	(443,475)
Spotify Technology SA	(800)	(123,176)
		(566,651)
Office/Business Equip - (0.27%)
Xerox Holdings Corp.	(20,400)	(324,156)
Real Estate - (0.44%)
Radius Global Infrastructure, Inc., Class A	(35,400)	(528,168)
Retail - (0.03%)
Dave & Buster's Entertainment, Inc.	(1,000)	(39,270)
Software - (0.32%)
BlackLine, Inc.	(2,400)	(144,144)
RingCentral, Inc., Class A	(300)	(9,279)
Verint Systems, Inc.	(7,200)	(233,208)
		(386,631)

TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $3,925,696)		(3,098,420)

EXCHANGE-TRADED FUNDS SOLD SHORT - (1.57%)
Equity Fund Sold Short - (1.57%)
iShares iBoxx High Yield Corporate Bond ETF	(25,000)	(1,882,000)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT
(Proceeds $1,890,790)		(1,882,000)

TOTAL SECURITIES SOLD SHORT
(Proceeds $5,816,486)		$(4,980,420)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
International Game Technology PLC	10/2023	$35.00	$(160,100)	(50)	$(2,175)

TOTAL WRITTEN OPTIONS
(Premiums received $7,416)					$(2,175)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Howmet Aerospace, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	10/31/2024	$—	$—	$21,024	USD	1,104,417	$21,024

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	SPDR Bloomberg High Yield Bond ETF	Received 1 Month-Federal Rate Minus 78bps (-0.650%)	10/31/2024	$—	$—	$(57,599)	USD	2,152,195	$(57,599)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	18,300	USD	13,486	Morgan Stanley & Co.	09/15/2023	$60
USD	293,093	CAD	390,300	Morgan Stanley & Co.	09/15/2023	4,183
						$4,243

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	76,700	USD	57,921	Morgan Stanley & Co.	09/15/2023	$(1,146)
USD	18,101	CAD	24,500	Morgan Stanley & Co.	09/15/2023	(36)
						$(1,182)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	94.34%
Bermuda	3.19%
Luxembourg	2.29%
Panama	0.88%
United Kingdom	0.84%
Canada	0.34%
Liabilities in Excess of Other Assets	(1.88)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SOFR - Secured Overnight Financing Rate

SPDR - Standard & Poor's Depositary Receipt

TBD - To Be Determined

USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

The following table summarizes the Water Island Credit Opportunities Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of August 31, 2023:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$4,995,675	$—	$4,995,675
Corporate Bonds*	—	77,174,110	—	77,174,110
Convertible Corporate Bonds*	—	22,302,179	—	22,302,179
Warrants*	836	—	—	836
Purchased Options	116,092	—	—	116,092
Short-Term Investments	17,394,290	—	—	17,394,290
TOTAL	$17,511,218	$104,471,964	$—	$121,983,182

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,243	$—	$4,243
Equity Swaps	21,024	—	—	21,024
Liabilities
Common Stocks*	(3,098,420)	—	—	(3,098,420)
Exchange-Traded Funds	(1,882,000)	—	—	(1,882,000)
Written Options	(2,175)	—	—	(2,175)
Forward Foreign Currency Exchange Contracts	—	(1,182)	—	(1,182)
Equity Swaps	(57,599)	—	—	(57,599)
TOTAL	$(5,019,170)	$3,061	$—	$(5,016,109)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.